Revenue	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue
2. Revenues
The Company’s primary source of revenue is chartering its vessels and offshore units to its customers. The Company utilizes four primary forms of contracts, consisting of time charter contracts, voyage charter contracts, bareboat charter contracts and contracts for FPSO units. The Company also generates revenue from the management and operation of vessels owned by third parties and by equity-accounted investments as well as providing corporate management services to such entities.

Time Charters
Pursuant to a time charter, the Company charters a vessel to a customer for a period of time, generally one year or more. The performance obligations within a time charter contract, which will include the lease of the vessel to the charterer as well as the operation of the vessel, are satisfied as services are rendered over the duration of such contract, as measured using the time that has elapsed from commencement of performance. In addition, any expenses that are unique to a particular voyage, including any fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions, are the responsibility of the customer, as long as the vessel is not off-hire.

Hire is typically invoiced monthly in advance for time charter contracts, based on a fixed daily hire amount. However, certain sources of variability exist. Those include penalties, such as those that relate to periods the vessels are off-hire and where minimum speed and performance metrics are not met. In addition, certain time charters contracts contain provisions that allow the Company to be compensated for increases in the Company’s costs during the term of the charter. Such provisions may be in the form of annual hire rate adjustments for changes in inflation indices or interest rates or in the form of cost reimbursements for vessel operating expenditures or dry-docking expenditures. Finally, in a small number of charters, the Company may earn profit share consideration, which occurs when actual spot tanker rates earned by the vessel exceed certain thresholds for a period of time. The Company does not engage in any specific tactics to minimize vessel residual value risk.

Voyage Charters
Voyage charters are charters for a specific voyage that are usually priced on a current or "spot" market rate. The performance obligations within a voyage charter contract, which will typically include the lease of the vessel to the charterer as well as the operation of the vessel, are satisfied as services are rendered over the duration of the voyage, as measured using the time that has elapsed from commencement of performance. In addition, any expenses that are unique to a particular voyage, including fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions, are the responsibility of the vessel owner. The Company’s voyage charters will normally contain a lease; however, judgment is necessary to determine whether this is the case based upon the decision-making rights the charterer has under the contract. Consideration for such contracts is fixed or variable, depending on certain conditions. Delays caused by the charterer result in additional consideration. Payment for the voyage is not due until the voyage is completed. The duration of a single voyage will typically be less than three months. As such, accrued revenue at the end of a period will be invoiced and paid in the subsequent period. The amount of accrued revenue at any point in time will depend on the percent completed of each voyage in progress as well as the freight rate agreed for those specific voyages. The amount of accrued revenue has increased significantly in 2019 as a result of changes to the RSAs in 2019 whereby the Company is now a counterparty to the voyage charters for all the vessels subject to an RSA. The Company does not engage in any specific tactics to minimize vessel residual value risk due to the short-term nature of the contracts.

Bareboat Charters
Pursuant to a bareboat charter, the Company charters a vessel to a customer for a fixed period of time, generally one year or more, at rates that are generally fixed. However, the customer is responsible for operation and maintenance of the vessel with its own crew as well as any expenses that are unique to a particular voyage, including any fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. If the vessel goes off-hire due to a mechanical issue or any other reason, the monthly hire received by the vessel owner is normally not impacted by such events. The performance obligations within a bareboat charter, which will include the lease of the vessel to the charterer, are satisfied over the duration of such contract, as measured using the time that has elapsed from commencement of the lease. Hire is typically invoiced monthly in advance for bareboat charters, based on a fixed daily hire amount.

FPSO Contracts
Pursuant to an FPSO contract, the Company charters an FPSO unit to a customer for a period of time, generally more than one year. The performance obligations within an FPSO contract, which include the lease of the FPSO unit to the charterer as well as the operation of the FPSO unit, are satisfied as services are rendered over the duration of such contract, as measured using the time that has elapsed from commencement of performance. Hire is typically invoiced monthly in arrears, based on a fixed daily hire amount. In certain FPSO contracts, the Company is entitled to a lump sum amount due upon commencement of the contract and may also be entitled to termination fees if the contract is canceled early. While the fixed daily hire amount may be the same over the term of the FPSO contract, the daily hire amount may increase or decrease over the duration of the FPSO contract. As a result of the Company accounting for compensation from such charters on a straight-line basis over the duration of the charter, FPSO contracts where revenue is recognized before the Company is entitled to such amounts under the FPSO contracts will result in the Company recognizing a contract asset and FPSO contracts where revenue is recognized after the Company is entitled to such amounts under the FPSO contracts will result in the Company recognizing deferred revenue.

Certain sources of consideration variability exist within FPSO contracts. Those include penalties, such as those that relate to periods where production on the FPSO unit is interrupted. In addition, certain FPSO contracts may contain provisions that allow the Company to be compensated for increases in the Company’s costs to operate the unit during the term of the contract. Such provisions may be in the form of annual hire rate adjustments for changes in inflation indices or in the form of cost reimbursements for vessel operating expenditures incurred. Finally, the Company may earn additional compensation from monthly production tariffs, which are based on the volume of oil produced, the price of oil, as well as other monthly or annual operational performance measures. Variable consideration of the Company's contracts is typically recognized as incurred as either such revenue is allocated and accounted for under lease accounting requirements or alternatively such consideration is allocated to distinct periods under a contract during which such variable consideration was incurred.

The Company does not engage in any specific tactics to minimize residual value risk. Given the uncertainty involved in oil field production estimates and the result impact on oil field life, FPSO contracts typically will include extension options or options to terminate early.

Management Fees and Other
The Company also generates revenue from the management and operation of vessels owned by third parties and by equity-accounted investments as well as providing corporate management services to such entities. Such services may include the arrangement of third-party goods and services for the vessel’s owner. The performance obligations within these contracts will typically consist of crewing, technical management, insurance and potentially commercial management. The performance obligations are satisfied concurrently and consecutively rendered over the duration of the management contract, as measured using the time that has elapsed from commencement of performance. Consideration for such contracts will generally consist of a fixed monthly management fee, plus the reimbursement of crewing costs for vessels being managed. Management fees are typically invoiced monthly.

Revenue Table
The following tables contain the Company’s total revenue for the years ended December 31, 2019, 2018 and 2017, by contract type, by segment and by business line within segments. The tables do not include revenues of Altera for periods subsequent to the deconsolidation of Altera in September 2017 as a result of the 2017 Brookfield Transaction (see Note 4).

	Year Ended December 31, 2019
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	533,294	6,742	17,495	—	33,961	(11,562)	579,930
Voyage charters	36,351	—	881,603	—	—	—	917,954
Bareboat charters	18,387	—	—	—	—	—	18,387
FPSO contracts	—	—	—	210,816	—	—	210,816
Management fees and other	6,482	—	44,819	—	169,029	(2,026)	218,304
	594,514	6,742	943,917	210,816	202,990	(13,588)	1,945,391

	Year Ended December 31, 2018
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conven-tional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	420,262	17,405	59,976	—	33,737	(9,418)	521,962
Voyage charters	23,922	14,591	671,928	—	—	—	710,441
Bareboat charters	23,820	—	—	—	—	729	24,549
FPSO contracts	—	—	—	261,736	—	—	261,736
Management fees and other	10,435	327	44,589	—	156,186	(1,737)	209,800
	478,439	32,323	776,493	261,736	189,923	(10,426)	1,728,488

	Year Ended December 31, 2017 (1)
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conven-tional Tankers	Teekay Tankers Conven-tional Tankers	Teekay Parent Offshore Production	Teekay Parent Conven-tional Tankers	Teekay Parent Other	Altera	Eliminations and Other	Total

	$	$	$	$	$	$	$	$	$
Time charters	332,751	39,171	112,100	—	—	41,734	231,950	(57,385)	700,321
Voyage charters	2,285	6,709	125,774	—	—	—	34,576	—	169,344
Bareboat charters	40,058	—	—	—	—	—	68,453	(28,818)	79,693
FPSO contracts	—	—	—	209,394	—	—	332,108	—	541,502
Net pool revenues	—	—	139,936	—	5,065	—		—	145,001
Contracts of affreightment	—	—	—	—	—	—	129,624	—	129,624
Management fees and other	10,589	1,113	53,368	—	—	47,373	—	2,404	114,847
	385,683	46,993	431,178	209,394	5,065	89,107	796,711	(83,799)	1,880,332

(1)	The year ended December 31, 2017 does not include the impact of the January 1, 2018 adoption of ASU 2014-09.
The following table contains the Company's total revenue by those contracts or components of contracts accounted for as leases and by those contracts or components not accounted for as leases for the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31,
	2019	2018	2017
	$	$	$
Lease revenue
Lease revenue from lease payments of operating leases	1,554,883	1,322,259	1,580,029
Interest income on lease receivables	51,676	41,963	49,275
Variable lease payments – cost reimbursements (1)	50,024	39,233	64,920
Variable lease payments – other (2)	48,813	96,679	48,699
	1,705,396	1,500,134	1,742,923
Non-lease revenue
Non-lease revenue – related to sales-type or direct financing leases	21,691	18,554	22,562
Management fees and other income	218,304	209,800	114,847
	239,995	228,354	137,409
Total	1,945,391	1,728,488	1,880,332

(1)
Reimbursement for vessel operating expenditures and dry-docking expenditures received from the Company's customers relating to such costs incurred by the Company to operate the vessel for the customer.

(2)
Compensation from time charter contracts based on spot market rates in excess of a base daily hire amount, production tariffs based on the volume of oil produced, the price of oil, and other monthly or annual operational performance measures.

Operating Leases
As at December 31, 2019, the minimum scheduled future rentals to be received by the Company in each of the next five years for the lease and non-lease elements related to time charters, bareboat charters and FPSO contracts that were accounted for as operating leases were approximately $680.0 million (2020), $586.9 million (2021), $484.6 million (2022), $334.9 million (2023) and $259.3 million (2024).

As at December 31, 2018, the minimum scheduled future rentals to be received by the Company in each of the next five years for the lease and non-lease elements related to time charters, bareboat charters and FPSO contracts that were accounted for as operating leases were approximately $630.8 million (2019), $524.6 million (2020), $457.5 million (2021), $382.0 million (2022) and $291.8 million (2023).

Minimum scheduled future revenues should not be construed to reflect total charter hire revenues for any of the years. Minimum scheduled future revenues do not include revenue generated from new contracts entered into after December 31, 2019 or after December 31, 2018, as applicable, revenue from unexercised option periods of contracts that existed on December 31, 2019 or on December 31, 2018, as applicable, revenue from vessels in the Company’s equity-accounted investments, or variable or contingent revenues accounted for under ASC 842 Leases. In addition, minimum scheduled future operating lease revenues presented in this paragraph have been reduced by estimated off-hire time for any periodic maintenance. The amounts may vary given unscheduled future events such as vessel maintenance.

The net carrying amount of the vessels employed on time charter contracts, bareboat charter contracts and FPSO contracts that have been accounted for as operating leases at December 31, 2019, was $3.1 billion (2018 – $3.4 billion, 2017 – $3.1 billion). At December 31, 2019, the cost and accumulated depreciation of such vessels were $3.9 billion (2018 – $4.3 billion, 2017 – $4.1 billion) and $0.8 billion (2018 – $0.8 billion, 2017 – $1.0 billion), respectively.

Net Investment in Direct Financing Leases and Sales-Type Leases
Teekay LNG owns a 70% ownership interest in Teekay BLT Corporation (or the Teekay Tangguh Joint Venture), which is a party to operating leases whereby the Teekay Tangguh Joint Venture leases two LNG carriers (or the Tangguh LNG Carriers) to a third party, which in turn leases the vessels back to the joint venture. The time charters for the two Tangguh LNG carriers are accounted for as direct financing leases. The Tangguh LNG Carriers commenced their time charters with their charterers in 2009.

In 2013, Teekay LNG acquired two 155,900-cubic meter LNG carriers, the WilPride and WilForce, from Norway-based Awilco LNG ASA (or Awilco) and chartered them back to Awilco on five- and four-year fixed-rate bareboat charter contracts (plus a one-year extension option), respectively, with Awilco holding a fixed-price purchase obligation at the end of the charters. The bareboat charters with Awilco were accounted for as direct financing leases. However, in June 2017, Teekay LNG agreed to amend the charter contracts with Awilco to defer a portion of charter hire and extend the bareboat charter contracts and related purchase obligations on both vessels to December 2019. The amendments had the effect of deferring charter hire of between $10,600 per day and $20,600 per day per vessel from July 1, 2017 until December 2019, with such deferred amounts added to the purchase obligation amounts. As a result of the contract amendments, both of the charter contracts with Awilco were reclassified as operating leases upon the expiry of their respective original contract terms in November 2017 and August 2018.

In September 2019, Awilco exercised its option to extend both charters from December 31, 2019 by up to 60 days with the ownership of both vessels transferring to Awilco at the end of this extension. In October 2019, Awilco obtained credit approval for a financing facility that would provide funds necessary for Awilco to satisfy its purchase obligation of the two LNG carriers. As a result, both vessels were derecognized from the consolidated balance sheets and sales-type lease receivables were recognized based on the remaining amounts owing to Teekay LNG, including the purchase obligations. Teekay LNG recognized a gain of $14.3 million upon derecognition of the vessels for the year ended December 31, 2019, which was included in write-down and loss on sale of vessels in the Company's consolidated statements of loss (see Note 19). Awilco purchased both vessels in January 2020 (see Note 24(a)).

In addition, the 21-year charter contract for the Bahrain Spirit floating storage unit (or FSU) commenced in September 2018 and is accounted for as a direct finance lease.

The following table lists the components of the net investments in direct financing leases and sales-type leases:

	December 31, 2019	December 31, 2018
	$	$
Total minimum lease payments to be received	1,115,968	897,130
Estimated unguaranteed residual value of leased properties	284,277	291,098
Initial direct costs and other	296	329
Less unearned revenue	(581,732)	(613,394)
Total	818,809	575,163
Less current portion	(273,986)	(12,635)
Long-term portion	544,823	562,528

As at December 31, 2019, estimated minimum lease payments to be received by Teekay LNG related to its direct financing and sales-type leases in each of the next five succeeding fiscal years were approximately $324.7 million (2020), $64.2 million (2021), $64.2 million (2022), $64.0 million (2023), $64.3 million (2024) and an aggregate of $534.6 million thereafter. The leases are scheduled to end between 2020 and 2039.

As at December 31, 2018, estimated minimum lease payments to be received by Teekay LNG related to its direct financing leases in each of the next five years were approximately $63.9 million (2019), $64.3 million (2020), $64.2 million (2021), $64.2 million (2022), $64.0 million (2023) and an aggregate of $576.5 million thereafter.

Contract Liabilities

The Company enters into certain customer contracts that result in situations where the customer will pay consideration upfront for performance to be provided in the following month or months. These receipts are contract liabilities and are presented as deferred revenue until performance is provided. As at December 31, 2019 and December 31, 2018, there were contract liabilities of $32.4 million and $26.4 million, respectively. During the years ended December 31, 2019 and December 31, 2018, the Company recognized $26.4 million and $29.5 million, respectively, of revenue that was included in the contract liability balance at the beginning of the respective periods.

Disaggregation of Revenue [Line Items]
Disaggregation of Revenue
Revenue Table
The following tables contain the Company’s total revenue for the years ended December 31, 2019, 2018 and 2017, by contract type, by segment and by business line within segments. The tables do not include revenues of Altera for periods subsequent to the deconsolidation of Altera in September 2017 as a result of the 2017 Brookfield Transaction (see Note 4).

	Year Ended December 31, 2019
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	533,294	6,742	17,495	—	33,961	(11,562)	579,930
Voyage charters	36,351	—	881,603	—	—	—	917,954
Bareboat charters	18,387	—	—	—	—	—	18,387
FPSO contracts	—	—	—	210,816	—	—	210,816
Management fees and other	6,482	—	44,819	—	169,029	(2,026)	218,304
	594,514	6,742	943,917	210,816	202,990	(13,588)	1,945,391

	Year Ended December 31, 2018
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conven-tional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	420,262	17,405	59,976	—	33,737	(9,418)	521,962
Voyage charters	23,922	14,591	671,928	—	—	—	710,441
Bareboat charters	23,820	—	—	—	—	729	24,549
FPSO contracts	—	—	—	261,736	—	—	261,736
Management fees and other	10,435	327	44,589	—	156,186	(1,737)	209,800
	478,439	32,323	776,493	261,736	189,923	(10,426)	1,728,488

	Year Ended December 31, 2017 (1)
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conven-tional Tankers	Teekay Tankers Conven-tional Tankers	Teekay Parent Offshore Production	Teekay Parent Conven-tional Tankers	Teekay Parent Other	Altera	Eliminations and Other	Total

	$	$	$	$	$	$	$	$	$
Time charters	332,751	39,171	112,100	—	—	41,734	231,950	(57,385)	700,321
Voyage charters	2,285	6,709	125,774	—	—	—	34,576	—	169,344
Bareboat charters	40,058	—	—	—	—	—	68,453	(28,818)	79,693
FPSO contracts	—	—	—	209,394	—	—	332,108	—	541,502
Net pool revenues	—	—	139,936	—	5,065	—		—	145,001
Contracts of affreightment	—	—	—	—	—	—	129,624	—	129,624
Management fees and other	10,589	1,113	53,368	—	—	47,373	—	2,404	114,847
	385,683	46,993	431,178	209,394	5,065	89,107	796,711	(83,799)	1,880,332

(1)	The year ended December 31, 2017 does not include the impact of the January 1, 2018 adoption of ASU 2014-09.